ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Potential Dilutive Securities Excluded from Diluted Loss Per Share
Potentially dilutive securities not included in the calculation of diluted net loss per share, because to do so would be anti-dilutive, as weighted based on the period outstanding, are as follows (in thousands):

	THREE MONTHS ENDED MARCH 31,
	2024	2023
Outstanding stock options	6,042	5,785
Warrants to purchase common stock	47	47
Total	6,089	5,832
Potentially dilutive securities not included in the calculation of diluted net loss per share, because to do so would be anti-dilutive, as weighted based on the period outstanding during each year, are as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2023	2022
Outstanding stock options	6,336	5,018
Warrant to purchase common stock	47	45
	6,383	5,063